Note 5 - Right-of-use Assets and Lease Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Statement Line Items [Line Items]
Right-of-use assets	$ 151,790	$ 273,222	$ 394,654
Total lease liabilities	170,731	292,679	394,654
Occupancy expense	$ 45,248	$ 39,561	$ 0
IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets				$ 394,654
Total lease liabilities				$ 394,654